Leases - Summary of Details of Finance Lease Assets (Detail) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Disclosure of recognised finance lease as assets by lessee [Line Items]
Finance lease assets	₩ 190,811
Gross carrying amount [member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Finance lease assets	343,055
Accumulated depreciation and amortisation [member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Finance lease assets	₩ (152,244)